Asset Retirement Obligations - Schedule of Asset Retirement Obligations (Details) - USD ($)	2 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024
Schedule of Asset Retirement Obligations [Abstract]
Asset Retirement obligations, beginning of year		$ 13,937,000
Liability assumed			12,900,000
Additional layer		1,986,000
Accretion expense		1,910,000	1,037,000
Asset Retirement obligations, end of year		$ 17,833,000	$ 13,937,000